Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue
	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Timing of revenue recognition:
Point in time	16,590,843	16,841,170	17,440,594	13,526,925

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$
Revenue by geographical locations:
Singapore	9,908,481	8,893,053	8,483,705	6,579,962
India	1,888,057	2,535,904	2,705,008	2,098,004
Philippines	1,691,615	1,726,758	1,857,001	1,440,290
Indonesia	664,870	1,336,092	1,176,069	912,159
Vietnam	548,697	631,956	616,064	477,819
Malaysia	512,917	570,774	463,989	359,870
Others	1,376,206	1,146,633	2,138,758	1,658,821
	16,590,843	16,841,170	17,440,594	13,526,925